Company Information - Tax audit on research tax credit (Details) € in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Apr. 21, 2022 EUR (€)	Nov. 06, 2021 EUR (€)	Jan. 31, 2020 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2020 EUR (€)	Nov. 26, 2021 EUR (€)	Feb. 01, 2019 EUR (€)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 USD ($)
Tax dispute settlement
French Research Tax Credit (CIR), payments received	€ 3.6
Amount of expenses reversed				€ 1.5
Provision for CIR related to tax audit for years 2013 to 2015
Tax dispute settlement
Amount of additional claim | $									$ 0.5
Tax deduction amount for Additional claim								€ 0.3
Amount of bank guarantee related to principal							€ 1.8
Amount of receivable						€ 0.3
Provision for CIR related to tax audit for years 2013 to 2015
Tax dispute settlement
French Research Tax Credit (CIR), payments received			€ 4.3
ProvisionForCirRelatedToTaxAuditForYears2017
Tax dispute settlement
French Research Tax Credit (CIR), payments received					€ 3.6
French Research Tax Credit (CIR), amounts receivable					€ 4.5
Percentage of French Research Tax Credit (CIR) withheld					81.00%
Amount of expenses reversed				0.9
Amount of receivable				0.2
2017 CIR relating to subcontracting operations
Tax dispute settlement
Maximum expenses to be claimed		€ 0.2
Amount of expenses reversed		€ 0.7
Amount of expenses reversed				€ 0.2